Note 3. Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table summarizes the results from the discontinued operations of SSL included in the consolidated statements of operations:

	For the year ended December 31,
In millions	2014	2013	2012
Net sales	$837.7	$911.5	$927.4
Net sales to affiliates	2.4	9.1	6.8
Cost of goods sold	761.1	838.9	852.4
Gross profit	79.0	81.7	81.8
Operating expenses (income)	160.8	100.7	(45.7)
Operating (loss) income	(81.8)	(19.0)	127.5
Non-operating expenses (income)	6.0	(7.7)	1.2
(Loss) income from discontinued operations before tax	(87.8)	(11.3)	126.3
Income tax expense	2.6	29.0	3.6
(Loss) income from discontinued operations, net of tax	(90.4)	(40.3)	122.7
Equity in loss of equity method investments, net of tax	(0.6)	—	—
Net (loss) income from discontinued operations	(91.0)	(40.3)	122.7
Net loss (income) attributable to noncontrolling interests	0.8	(2.4)	(1.4)
Net (loss) income from discontinued operations attributable to shareholders	$(90.2)	$(42.7)	$121.3
The following table summarizes the cash flows of discontinued operations of SSL included in the consolidated statements of cash flows:

	For the year ended December 31,
	2014	2013	2012
In millions
Cash flows from discontinued operations:
Net cash (used in) provided by operating activities of discontinued operations	$(50.3)	$60.4	$46.1
Net cash used in investing activities of discontinued operations	(92.7)	(113.7)	(145.5)
Net cash provided by financing activities of discontinued operations	193.2	1.1	153.1
Effect of exchange rate changes on cash and cash equivalents	(2.8)	(10.2)	(0.8)
Cash provided by (used in) discontinued operations	$47.4	$(62.4)	$52.9